UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: _6/30/14

Item 1. Schedule of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2014 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.3%
New York 92.9%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A, 5.75%, 11/15/22	$4,090,000	$4,665,749
Brookhaven GO, Suffolk County, Public Improvement, Series B, 3.00%,
1/15/27	3,290,000	3,283,157
1/15/28	4,420,000	4,395,602
1/15/29	4,535,000	4,466,567
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,652,126
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,
5.00%, 5/01/20	8,345,000	9,607,682
5.25%, 5/01/24	16,520,000	18,864,188
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,189,743
Harrison GO, Westchester County, Public Improvement, Refunding,
3.00%, 12/15/18	1,020,000	1,102,090
4.00%, 12/15/20	1,110,000	1,235,175
Islip Union Free School District GO, Suffolk County, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/18	2,215,000	2,304,929
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,573,300
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,448,500
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Student Housing Project, Series A, CIFG
Insured, 5.00%, 6/01/15	185,000	190,237
Monroe County GO, Public Improvement, Series A, Assured Guaranty,
4.50%, 6/01/20	2,855,000	3,135,304
4.75%, 6/01/23	2,860,000	3,069,323
Monroe County IDA School Facility Revenue, Rochester Schools Modernization Project, 5.00%,
5/01/26	5,000,000	5,736,900
5/01/29	9,645,000	10,867,793
Monroe County IDC Revenue, University of Rochester Project, Refunding, Series A, 5.00%,
7/01/25	5,445,000	6,353,934
7/01/27	6,220,000	7,157,230
MTA Revenue, Transportation,
Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,738,790
Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,275,400
Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,484,700
Series E, Build America Mutual Assurance, 5.00%, 11/15/27	8,900,000	10,210,703
MTA Service Contract Revenue, Refunding, Series A,
5.50%, 7/01/15	5,000,000	5,266,250
5.75%, 7/01/18	1,310,000	1,550,804
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,153,639
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,528,786
Series A, 4.25%, 12/01/23	5,615,000	6,011,307
Series B, 4.25%, 12/01/23	5,925,000	6,343,186
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,469,600
Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Series H, AMBAC Insured, Pre-Refunded, 5.25%,
11/15/17	1,500,000	1,528,485
New York City GO,
Fiscal 2004, Refunding, Series G, 5.00%, 8/01/14	200,000	200,818
Fiscal 2006, Series C, NATL Insured, 5.00%, 8/01/16	500,000	525,380
Fiscal 2006, Series G, 5.00%, 8/01/15	325,000	342,040
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	564,040
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,377,400
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	11,277,400
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,837,850
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	10,373,156
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	2,994,308
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%, 2/15/18	8,000,000	9,087,920
New York City IDA Civic Facility Revenue,
Institute of International Education Inc. Project, 5.125%, 9/01/16	1,460,000	1,465,490
USTA National Tennis Center Inc. Project, Series A, AGMC Insured, 5.00%, 11/15/19	1,000,000	1,003,490
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn., 3/01/21	10,150,000	8,362,179

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding,
Series DD, 5.00%, 6/15/23	6,000,000	7,260,420
Series EE, 5.00%, 6/15/28	8,000,000	9,130,160
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/18	550,000	603,295
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,650,208
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,150,940
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,353,246
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, Subordinate, Series A, Sub Series A-1, 5.00%, 5/01/22	10,000,000	11,598,600
Fiscal 2011, Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,558,200
Fiscal 2012, Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	5,922,350
New York City Recovery, Fiscal 2003, Sub Series 13, 5.00%, 11/01/22	6,800,000	8,212,700
Subordinate, Refunding, Series B, 5.00%, 11/01/22	90,000	100,065
Subordinate, Refunding, Series B, 5.00%, 11/01/23	5,665,000	6,293,475
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22	70,000	78,812
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23	3,770,000	4,244,605
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,669,450
Whitney Museum of American Art, 5.00%, 7/01/21	8,000,000	9,207,600
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/20	5,775,000	6,118,670
New York State Dormitory Authority Lease Revenue,
Master Boces Program, Delaware Chenango Madison Otsego Board of Cooperative Educational Services Issue, XLCA
Insured, 5.00%, 8/15/21	5,340,000	5,869,194
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26	8,000,000	9,246,880
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.25%, 7/01/16	500,000	501,930
Department of Health, Refunding, 5.25%, 7/01/17	5,000,000	5,019,200
Department of Health, Refunding, 5.00%, 7/01/19	3,740,000	3,753,090
Department of Health, Refunding, Sub Series 2, NATL RE, FGIC Insured, 5.00%, 7/01/18	5,000,000	5,017,900
Hospital Insured Mortgage, Series A, AGMC Insured, 5.25%, 8/15/15	2,950,000	2,967,493
Insured Mortgage Hospital, Maimonides Medical Center, NATL Insured, Pre-Refunded, 5.00%, 8/01/17	1,720,000	1,726,450
Insured Mortgage Hospital, Maimonides Medical Center, NATL Insured, Pre-Refunded, 5.00%, 8/01/19	1,895,000	1,902,106
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,553,570
Mortgage Hospital, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 2/01/18	2,975,000	3,054,075
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	582,760
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,990,623
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%, 7/01/23	1,250,000	1,477,350
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/19	2,500,000	2,763,025
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/20	3,670,000	4,048,157
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/19	1,500,000	1,716,720
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/21	3,000,000	3,420,480
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.375%, 5/15/21	1,980,000	2,105,116
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.50%, 5/15/22	2,000,000	2,102,880
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.625%, 5/15/23	2,000,000	2,090,860
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.75%, 5/15/24	2,000,000	2,089,960
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 1,
4.00%, 1/15/21	13,510,000	14,829,387
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 2, Sub
Series 2-2, 5.00%, 1/15/21	6,675,000	7,446,697
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,530,054
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/23	2,000,000	2,230,400
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/23	2,000,000	2,142,980
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/19	5,000,000	5,751,550
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/20	11,695,000	13,336,393
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	3,164,683
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	3,152,220
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,424,212

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,189,202
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,215,480
Non-State Supported Debt, School District Bond Financing Program, Series C, Assured Guaranty, 7.25%, 10/01/28	7,615,000	9,096,574
Non-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%, 10/01/24	7,055,000	8,066,052
Non-State Supported Debt, School Districts Bond Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	6,425,000	7,494,955
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18	7,495,000	8,673,364
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,670,480
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	14,280,000	16,305,047
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,660,550
Non-State Supported Debt, St. John's University, Series A, NATL Insured, 5.00%, 7/01/24	1,000,000	1,095,640
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/22	1,250,000	1,404,175
Non-State Supported Debt, University of Rochester, Series A-1, 5.00%, 7/01/22	500,000	549,280
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL RE, FGIC Insured, 5.50%, 7/01/22	10,000,000	12,242,800
Secondarily Insured, City University, Consolidated Fifth General Resources, Refunding, Series B, BHAC Insured, 5.00%,
7/01/21	10,160,000	11,483,137
Secured Hospital, Catskill Regional Medical Center, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 2/15/18	2,300,000	2,372,703
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured,
5.50%, 7/01/22	9,240,000	11,274,833
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/21	1,980,000	2,139,291
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/22	1,730,000	1,862,743
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/19	5,420,000	6,200,155
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/20	3,470,000	3,942,614
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/21	5,420,000	6,146,605
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/19	50,000	58,244
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/20	30,000	34,947
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/21	55,000	64,068
State Supported Debt, Mental Health Services Facilities Improvement, Series E, NATL RE, FGIC Insured, 5.00%, 2/15/15	1,245,000	1,282,437
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
RE, FGIC Insured, 5.50%, 5/15/21	7,000,000	8,504,370
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
RE, FGIC Insured, 5.50%, 5/15/24	7,790,000	9,546,801
University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21	500,000	500,000
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series F, Pre-Refunded, 5.00%, 3/15/23	50,000	51,725
Education, Series F, Pre-Refunded, 5.00%, 3/15/23	950,000	982,423
General Purpose, Refunding, Series A, 5.00%, 2/15/25	5,000,000	6,000,950
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,323,494
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,853
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%, 12/15/21	1,115,000	1,297,537
New York State GO, Series E, 3.25%, 12/15/26	10,520,000	10,850,538
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	9,171,702
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,805,900
New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1, Assured Guaranty, 5.00%,
2/15/20	5,705,000	6,652,772
2/15/21	5,790,000	6,685,076
2/15/22	4,615,000	5,267,930
New York State Thruway Authority General Revenue,
Series F, AMBAC Insured, 5.00%, 1/01/22	5,040,000	5,146,798
Series F, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/22	1,495,000	1,531,044
Series I, 5.00%, 1/01/25	5,000,000	5,709,950
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Second General,
Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21	4,330,000	4,582,569
Series B, 5.00%, 4/01/18	5,000,000	5,652,250
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/21	670,000	710,039
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,827,150
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,801,200

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
Series B, 5.00%, 4/01/21	5,000,000	5,748,900
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A, 5.00%,
3/15/21	10,000,000	11,557,800
3/15/26	5,000,000	5,789,950
New York State Urban Development Corp. Revenue,
Corporate Purpose, sub. lien, Series A, 5.125%, 1/01/22	885,000	885,000
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,808,600
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,731,557
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	8,335,213
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/22	1,500,000	1,741,320
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/23	2,500,000	2,911,625
State Personal Income Tax, State Facilities and Equipment, Series B, AGMC Insured, Pre-Refunded, 5.00%, 3/15/21	1,000,000	1,034,490
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%, 10/01/19	12,300,000	13,648,203
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, Build America Mutual Assurance, 5.00%,
7/15/29	7,060,000	7,827,846
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	12,000,000	13,166,760
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	12,000,000	13,225,560
Suffolk County GO, Refunding,
AGMC Insured, 5.00%, 2/01/23	5,045,000	5,915,414
Series A, 5.00%, 4/01/19	3,435,000	3,949,494
Series A, 5.00%, 4/01/20	2,240,000	2,545,917
Series B, AGMC Insured, 5.25%, 5/01/15	100,000	104,089
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%,
4/15/16	1,440,000	1,532,016
4/15/18	1,050,000	1,158,822
Triborough Bridge and Tunnel Authority Revenues,
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,499,900
Refunding, Sub Series A, Build America Mutual Assurance, 5.00%, 11/15/24	10,710,000	12,631,267
Ulster County GO, Public Improvement, Refunding, 5.00%,
11/15/24	2,600,000	3,004,508
11/15/28	2,995,000	3,388,154
Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%, 5/01/19	1,525,000	1,580,952
Yonkers GO,
Series A, AGMC Insured, 5.00%, 10/01/24	1,000,000	1,111,420
Series E, NATL Insured, 5.00%, 12/01/14	750,000	763,905
		897,177,970
U.S. Territories 4.4%
Puerto Rico 3.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.00%,
7/01/16	5,190,000	5,373,155
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, Assured
Guaranty, 5.50%, 7/01/21	4,000,000	4,308,400
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, BHAC Insured,
5.50%, 7/01/20	11,550,000	13,308,141
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series NN, NATL Insured, 5.25%, 7/01/22	1,000,000	1,016,960
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Ana G.
Mendez University System Project, 5.00%,
3/01/16	1,365,000	1,393,706
3/01/21	2,555,000	2,539,133
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, Pre-Refunded, 5.25%, 7/01/33	10,000	10,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior Series C, 5.00%, 8/01/22	1,500,000	1,499,940
		29,449,435
U.S. Virgin Islands 1.4%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien,
AGMC Insured, 5.00%, 10/01/29	5,000,000	5,523,400
Refunding, Series B, 5.00%, 10/01/19	6,650,000	7,592,106
		13,115,506
Total U.S. Territories		42,564,941
Total Municipal Bonds (Cost $880,283,944)		939,742,911

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2014 (unaudited) (continued)
Other Assets, less Liabilities 2.7%		25,651,857
Net Assets 100.0%		$965,394,768

ABBREVIATIONS
Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
EDC	- Economic Development Corp.
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GO	- General Obligation
HDC	- Housing Development Corp.
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
IDC	- Industrial Development Corp.
MFHR	- Multi-Family Housing Revenue
MTA	- Metropolitan Transit Authority
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PFAR	- Public Financing Authority Revenue
XLCA	- XL Capital Assurance

Franklin New York Tax-Free Trust

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of one fund, the Franklin New York Intermediate-Term Tax-Free Income Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$880,273,248

Unrealized appreciation	$60,804,556
Unrealized depreciation	(1,334,893)
Net unrealized appreciation (depreciation)	$59,469,663

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2014